Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) - Schedule of Mortgage Servicing Rights at Carrying Values (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Acquired Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 46,754	$ 46,754
Accumulated Amortization	(31,415)	(26,694)
Net Carrying Amount	15,339	20,060
Mortgage Servicing Rights [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	2,146	1,234
Accumulated Amortization	(638)	(304)
Net Carrying Amount	$ 1,508	$ 930